Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

13 CASH AND CASH EQUIVALENTS

	$ million
	Dec 31, 2018	Dec 31, 2017
Cash	4,034	4,672
Short-term bank deposits	3,655	3,996
Money market funds, reverse repos and other cash equivalents	19,052	11,644
Total	26,741	20,312

Included in cash and cash equivalents at December 31, 2018, were amounts totalling $257 million (2017: $120 million) subject to currency controls or other legal restrictions. Information about credit risk is presented in Note 19.